-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. .  . . . . 19.3
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04933
                                   ---------

                      COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  P.O. BOX 1192, RICHMOND, VIRGINIA, 23229-1192
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         ARTHUR E. ANDERSON II, ONE JAMES CENTER, 901 EAST CARY STREET,
                            RICHMOND, VIRGINIA 23219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383
                                                     --------------------------

Date of fiscal year end:          6/30/04
                         ---------------------------

Date of reporting period:     4/1/04 TO 6/30/04
                          --------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Registrant's annual report to shareholders for the three-month fiscal year ended June 30, 2004 is attached below. As discussed in note 'A' in this annual report to shareholders, On June 18, 2004 the registrant's Board of Directors approved changing the fiscal year-end of the registrant's portfolios from March 31 to June 30, effective June 30, 2004.

                               [GRAPHIC OMITTED]

                                                             [LOGO] Commonwealth
                                                             -------------------
                                                               Cash Reserve Fund




                                                                   ANNUAL REPORT

                                                                   June 30, 2004

                                            ------------------------------------
                                            COMMONWEALTH CASH RESERVE FUND, INC.
                                                                   P.O. Box 1192
                                                   Richmond, Virginia 23209-1192
                                                                  (800) 338-3383

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
MESSAGE TO OUR SHAREHOLDERS

We are pleased to announce that in September 2004, PFM Asset Management LLC will become the investment manager for the Virginia State Non-Arbitrage Program (SNAP(R) Program). As part of this transition, the SNAP(R) Fund (currently a series of the Evergreen Select Money Market Trust) will be reorganized as a new series of the Commonwealth Cash Reserve Fund, Inc. (CCRF), subject to the receipt of the consent of the SNAP Fund's shareholder. This event would bring over 100 new local government investors into CCRF and add over $1.7 billion in assets.

In conjunction with the migration of the SNAP Fund into CCRF, the Board of Directors determined to change the fiscal year for the CCRF Prime and CCRF Federal portfolios from March 31 to June 30 to match the fiscal year of the SNAP Fund. This action is expected to yield long-term operational efficiencies to both the existing CCRF portfolios and incoming SNAP Fund investors. However, in the short-run, it requires that CCRF do an interim period audit for the three month period from April 1, 2004 through June 30, 2004.

Attached is the abbreviated June 30, 2004 annual report. This report has been audited by Ernst & Young, the Fund's independent auditors, just like a full year annual report. In the future, annual reports for all CCRF portfolios will be done as of June 30.

Since our last annual report to you for the year ended March 31, 2004, the investment markets have been quite volatile. Interest rates increased sharply in the second quarter as a result of stronger than expected economic data and emerging investor concerns over inflation. A strong labor market created a total of 1.3 million jobs in the first half of the year, with widespread hiring across the economy. Productivity in the business sector also made impressive gains, in large measure due to investments in new equipment and technology. These gains have helped improve corporate profits and have resulted in higher real wages for workers. Meanwhile housing, retail sales, and overall consumer confidence all continued to support economists' forecasts for solid growth for the remainder of the year.

Throughout the quarter, crude oil prices reached historic highs and a range of other commodity prices rose. Core CPI, which excludes the volatile food and energy sectors, also rose sharply but still remains below historical levels. These and other gauges representing price stability showed inflation ticking higher. Faced with good economic strength and creeping inflationary pressures, the Federal Reserve acted to reduce their accommodative monetary policy which had been in place since last year. At the end of a two-day policy meeting on June 30th, the Federal Open Market Committee raised the fed funds target rate, an overnight bank lending rate, from 1.00% to 1.25% -- the first such increase since 1999. At the meeting, the Fed noted that the economy is improving at a steady pace with sufficient job growth to support expansion. The Fed then followed this increase with another increase at its August 10th meeting, raising the fed funds target rate from 1.25% to 1.50%. Investors now expect that the fed funds rate will be raised gradually through the remainder of the year, with the rate reaching 2.00% by year-end.

As the CCRF's investment adviser, we will continue to follow a conservative investment strategy designed to minimize risk to investors while seeking to deliver solid performance.

Respectfully,

PFM Asset Management LLC
August 20, 2004


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 1

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of the Commonwealth Cash Reserve Fund, Inc.

We have audited the accompanying statements of net assets of the Commonwealth Cash Reserve Fund, Inc. (the "Fund") comprising the CCRF Prime Portfolio and the CCRF Federal Portfolio as of June 30, 2004, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Commonwealth Cash Reserve Fund, Inc. as of June 30, 2004, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
July 23, 2004


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 2

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2004

      Face
     Amount                                                                                   Value
     (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------------
               BANKERS' ACCEPTANCES (1.3%)
-------------------------------------------------------------------------------------------------------
               Rabobank (NY)
    $ 5,000          1.25%      7/23/04  ...................................................  $ 4,996
-------------------------------------------------------------------------------------------------------
      5,000    Total Bankers' Acceptances  (Amortized Cost $4,996)                              4,996
-------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT (4.9%)
-------------------------------------------------------------------------------------------------------
               Societe Generale (NY)
     13,000          1.04%      7/1/04 .....................................................   13,000
               Wells Fargo Bank
      5,000          1.24%      7/26/04 ....................................................    5,000
-------------------------------------------------------------------------------------------------------
     18,000    Total Certificates of Deposit  (Amortized Cost $18,000)                         18,000
-------------------------------------------------------------------------------------------------------
               ASSET-BACKED COMMERCIAL PAPER (7.6%)
-------------------------------------------------------------------------------------------------------
               Sheffield Receivable Corp.
     15,000          1.24%      7/22/04 ....................................................   14,989
               Yorktown Capital LLC
     13,000          1.21%      7/16/04 ....................................................   12,993
-------------------------------------------------------------------------------------------------------
     28,000    Total Asset-Backed Commercial Paper (Amortized Cost $27,982)                    27,982
-------------------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (15.7%)
-------------------------------------------------------------------------------------------------------
               CitiGroup
     10,000          1.05%       7/1/04 ....................................................   10,000
               CS First Boston
     13,000          1.09%       7/8/04 ....................................................   12,997
               Dexia Delaware LLC
     15,000          1.25%      7/23/04 ....................................................   14,989
               General Electric Capital Corp.
     10,000          1.12%      7/14/04 ....................................................    9,996
               Morgan Stanley
     10,000       (1)1.10%      1/28/05 ....................................................   10,000
-------------------------------------------------------------------------------------------------------
     58,000    Total Commercial Paper (Amortized Cost  $57,982)                                57,982
-------------------------------------------------------------------------------------------------------
               CORPORATE NOTES (5.6%)
-------------------------------------------------------------------------------------------------------
               Citigroup, Inc.
      1,035          2.16%      6/15/04 ....................................................    1,075
      4,505          1.44%       9/1/04 ....................................................    4,550
               General Electric Capital Corp.
      1,855          2.38%      6/15/04 ....................................................    1,935
      1,000          1.16%      9/15/04 ....................................................    1,013
      1,284          1.38%      1/28/05 ....................................................    1,305
               Wells Fargo Financial, Inc.
        750          1.31%      7/15/04 ....................................................      751
     10,000          1.17%      9/22/04 ....................................................   10,124
-------------------------------------------------------------------------------------------------------
     20,429    Total Corporate Notes (Amortized Cost  $20,753)                                 20,753
-------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS (46.4%)
-------------------------------------------------------------------------------------------------------
               Federal Home Loan Bank Discount Notes
     35,000          1.02%       7/1/04 ....................................................   35,000
               Federal Home Loan Bank Notes
      4,325          1.24%      2/15/05 ....................................................    4,399
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 3

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004

      Face
     Amount                                                                                   Value
     (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT & AGENCY OBLIGATIONS (46.4%)
                    (CONTINUED)
-------------------------------------------------------------------------------------------------------
               Federal Home Loan Bank Notes (Callable)
     $5,000          1.45%       4/1/05 ...................................................  $  4,998
      6,000          1.30%      4/11/05 ...................................................     6,000
      5,000          2.08%      6/22/05 ...................................................     5,000
               Federal Home Loan Mortgage Corporation Discount Notes
      2,500          1.24%      2/23/05 ...................................................     2,480
     10,000          2.26%      6/28/05 ...................................................     9,778
               Federal Home Loan Mortgage Corporation Separately Traded Registered
                  Interest and Principal Securities (STRIPS) Principal Only
      6,765          1.15%      7/15/04 ...................................................     6,762
               Federal National Mortgage Association Discount Notes
     45,381          1.15%       7/7/04 ...................................................    45,372
               Federal National Mortgage Association Floating Rate Notes
     25,000        * 1.05%       5/3/05 ...................................................    24,996
               Federal National Mortgage Association Notes (Callable)
      5,000          1.40%      3/29/05 ...................................................     5,000
      7,500          1.27%      4/25/05 ...................................................     7,500
      5,000          1.65%      5/16/05 ...................................................     5,000
               Federal National Mortgage Association Separately Traded Registered
                  Interest and Principal Securities (STRIPS) Principal Only
      4,524          1.64%     11/15/04 ...................................................     4,497
        945          1.45%     12/15/04 ...................................................       939
      3,625          2.08%      5/15/05 ...................................................     3,560
-------------------------------------------------------------------------------------------------------
               Total U.S. Government & Agency Obligations (Amortized Cost $171,281)
    171,565                                                                                   171,281
-------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS (24.8%)
-------------------------------------------------------------------------------------------------------
               Bear Stearns
     20,000          1.25%      7/1/04 ....................................................    20,000
                     (Dated 6/29/04, repurchase price $20,001, Collateralized
                     by Federal National Mortgage Association Pool
                     Certificates, 6.5%, maturing 5/1/33, market value $20,732)
     35,000          1.20%      7/20/04 ...................................................    35,000
                     (Dated 6/22/04, repurchase price $35,032, Collateralized
                     by Federal National Mortgage Association Pool
                     Certificates, 3.75% and 3.76%, maturing 7/1/33 and 9/1/33, market value $36,204)
               Goldman Sachs
     36,500          1.52%      7/1/04 ....................................................    36,500
                     (Dated 6/30/04, repurchase price $36,502, Collateralized
                     by Federal National Mortgage Association Pool
                     Certificates, 5.5%, maturing 1/1/34, market value $37,372)
-------------------------------------------------------------------------------------------------------
     91,500    Total Repurchase Agreements (Amortized Cost $91,500)                            91,500
=======================================================================================================
  $ 392,494    TOTAL INVESTMENTS (106.3%) (AMORTIZED COST $392,669)                           392,494
-------------------------------------------------------------------------------------------------------
               OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-6.3%)                            (23,365)(2)
-------------------------------------------------------------------------------------------------------
               NET ASSETS (100.0%)
-------------------------------------------------------------------------------------------------------
                     Applicable to 369,129,250 outstanding shares of beneficial             $ 369,129
                     interest (2,000,000,000 shares authorized - no par value)
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 4

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2004

=======================================================================================================
               NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                            $ 1.00
                    PER SHARE
=======================================================================================================
               AT JUNE 30, 2004, NET ASSETS CONSISTED OF                     Amount (000)    Per Share
-------------------------------------------------------------------------------------------------------
               Paid in Capital                                                  $ 369,129       $1.00
               Undistributed Net Investment Income                                    -            -
               Accumulated Net Realized Gain                                          -            -
               Unrealized Appreciation (Depreciation) of Investments                  -            -
-------------------------------------------------------------------------------------------------------
               NET ASSETS                                                       $ 369,129       $1.00
=======================================================================================================

               (1) Floating Rate Note, rate shown is that which was in effect at
                   June 30, 2004.

               (2) Includes a $23,995 liability for securities purchased and not yet settled.


The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
CCRF FEDERAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2004

      Face
     Amount                                                                                   Value
     (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.9%)
-------------------------------------------------------------------------------------------------------
               Federal Home Loan Bank Discount Notes
    $12,900          0.99%       7/1/04 ................................................... $  12,900
      9,050          1.15%      7/16/04 ...................................................     9,046
               Federal Home Loan Mortgage Corporation Discount Notes
      9,910          1.22%       7/1/04 ...................................................     9,910
      8,755          1.08%     11/15/04 ...................................................     8,719
               Federal National Mortgage Association Discount Notes
     17,000          1.25%      7/14/04 ...................................................    16,992
               Federal National Mortgage Association Notes
      2,200          1.24%      2/15/05 ...................................................     2,280
-------------------------------------------------------------------------------------------------------
               Total U.S. Government and Agency Obligations (Amortized Cost
     59,815          $59,847)                                                                  59,847
-------------------------------------------------------------------------------------------------------
    $59,815    TOTAL INVESTMENTS (99.9%) (AMORTIZED COST $59,847)                              59,847
-------------------------------------------------------------------------------------------------------
               OTHER ASSETS IN EXCESS OF OTHER LIABILITIES (0.1%)                                  61
-------------------------------------------------------------------------------------------------------
               NET ASSETS (100.00%)
                       Applicable to 59,908,048 outstanding shares of beneficial
                       interest (2,000,000,000 shares authorized - no par value)            $  59,908
=======================================================================================================
               NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                            $ 1.00
                     PER SHARE
=======================================================================================================
               AT JUNE 30, 2004, NET ASSETS CONSISTED OF                           Amount        Per
                                                                                    (000)       Share
-------------------------------------------------------------------------------------------------------
               Paid in Capital                                                    $ 59,908      $1.00
               Undistributed Net Investment Income                                     -           -
               Accumulated Net Realized Gain                                           -           -
               Unrealized Appreciation (Depreciation) of Investments                   -           -
-------------------------------------------------------------------------------------------------------
               NET ASSETS                                                         $ 59,908      $1.00
=======================================================================================================

The accompanying notes are an integral part of these financial statements.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 5

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
STATEMENTS OF OPERATIONS
(000)

                                                                Three-Months             Year
                                                                   Ended                 Ended
                                                                June 30, 2004        March 31, 2004
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
  Interest Income                                                 $     877             $ 3,787
-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
  Management Fees                                                       128                 535
  Custodian Fees                                                         12                  48
  Distribution Fees                                                      11                  42
  Legal Fees                                                             15                  45
  Audit Fees                                                             10                  14
  Directors Fees and Expenses                                             1                   3
  Registration Fees                                                       -                   8
  Insurance, Rating Fees and Other                                        3                  11
-----------------------------------------------------------------------------------------------------
  Total Expenses                                                        180                 706
  Less Expenses Waived by Investment Advisor                            (59)               (196)
          Expenses Waived by Distributor                                 (4)                (17)
-----------------------------------------------------------------------------------------------------
  Net Expenses                                                          117                 493
-----------------------------------------------------------------------------------------------------
  Net Investment Income                                                 760               3,294
-----------------------------------------------------------------------------------------------------
  Net Realized Gain on Investments                                        7                  70
-----------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations            $     767             $ 3,364
=====================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
(000)

                                                           Three-Months                   Year Ended
                                                               Ended       --------------------------------------
                                                           June 30, 2004      March 31, 2004      March 31, 2003
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
  Operations
      Net Investment Income                                     $ 760             $ 3,294             $ 4,777
      Net Realized Gain on Investments                              7                  70                 144
-----------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets                                  767               3,364               4,921
-----------------------------------------------------------------------------------------------------------------
  Distributions
      Net Investment Income                                      (760)             (3,294)             (4,777)
      Net Realized Gain on Investments                             (7)                (70)               (144)
 ----------------------------------------------------------------------------------------------------------------
      Total Distributions                                        (767)             (3,364)             (4,921)
-----------------------------------------------------------------------------------------------------------------
  Capital Share Transactions (at $1.00 per share)
      Issued                                                  324,267             797,764             777,926
      Redeemed                                               (288,052)           (761,894)           (738,978)
      Distributions Reinvested                                    767               3,364               4,921
-----------------------------------------------------------------------------------------------------------------
      Net Increase from Capital Share
           Transactions                                        36,982              39,234              43,869
-----------------------------------------------------------------------------------------------------------------
      Total Increase in Net Assets                             36,982              39,234              43,869
-----------------------------------------------------------------------------------------------------------------
  Net Assets
      Beginning of Period                                     332,147             292,913             249,044
                                                              -------             -------             -------
      End of Period                                         $ 369,129           $ 332,147           $ 292,913
=================================================================================================================


The accompanying notes are an integral part of these financial statements.



                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 6

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF FEDERAL PORTFOLIO
STATEMENTS OF OPERATIONS
(000)

                                                                        Three-Months     May 19, 2003 (3)
                                                                          Ended               through
                                                                       June 30, 2004      March 31, 2004
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------
  Interest Income                                                          $ 153             $ 1,410
----------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------
  Management Fees                                                             25                 226
  Custodian Fees                                                               3                  15
  Distribution Fees                                                            2                  17
  Legal Fees                                                                   3                  33
  Audit Fees                                                                  10                  12
  Directors Fees and Expenses                                                  1                   3
  Registration Fees                                                            1                  16
  Insurance, Rating Fees and Other                                             2                  10
----------------------------------------------------------------------------------------------------------
  Total Expenses                                                              47                 332
  Less Expenses Waived by Investment Advisor                                 (25)               (158)
          Expenses Waived by Distributor                                      (1)                 (8)
----------------------------------------------------------------------------------------------------------
  Net Expenses                                                                21                 166
----------------------------------------------------------------------------------------------------------
  Net Investment Income                                                      132               1,244
----------------------------------------------------------------------------------------------------------
  Net Realized (Loss) Gain on Investments                                     (1)                 23
----------------------------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations                     $ 131             $ 1,267
==========================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
(000)

                                                                     Three-Months      May 19, 2003 (3)
                                                                        Ended               through
                                                                     June 30, 2004      March 31, 2004
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------------
  Operations
      Net Investment Income                                           $    132             $  1,244
      Net Realized (Loss) Gain on Investments                               (1)                  23
--------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets                                           131                1,267
--------------------------------------------------------------------------------------------------------
  Distributions
      Net Investment Income                                               (131)              (1,244)
      Net Realized Gain on Investments                                       -                  (23)
--------------------------------------------------------------------------------------------------------
      Total Distributions                                                 (131)              (1,267)
 -------------------------------------------------------------------------------------------------------
  Capital Share Transactions (at $1.00 per share)
      Issued                                                             3,294              348,366
      Redeemed                                                         (50,266)            (242,884)
      Distributions Reinvested                                             131                1,267
--------------------------------------------------------------------------------------------------------
      Net Increase from Capital Share Transactions                     (46,841)             106,749
--------------------------------------------------------------------------------------------------------
      Total (Decrease) Increase in Net Assets                          (46,841)             106,749
--------------------------------------------------------------------------------------------------------
  Net Assets
      Beginning of Period                                              106,749                    -
                                                                      --------           ----------
      End of Period                                                   $ 59,908           $  106,749
========================================================================================================

(3) Date of commencement of operations.


The accompanying notes are an integral part of these financial statements.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 7

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
CCRF PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                              APRIL 1, 2004                    YEAR ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT               THROUGH     -----------------------------------------------------------
   THE PERIOD                                 JUNE 30, 2004      2004        2003        2002         2001        2000
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.000       $1.000      $1.000      $1.000       $1.000      $1.000
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                            0.002        0.010       0.016       0.031        0.062       0.053
------------------------------------------------------------------------------------------------------------------------
   Total From Operations                            0.002        0.010       0.016       0.031        0.062       0.053
------------------------------------------------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                           (0.002)      (0.010)     (0.016)     (0.031)      (0.062)     (0.053)
------------------------------------------------------------------------------------------------------------------------
   Total Distributions                             (0.002)      (0.010)     (0.016)     (0.031)      (0.062)     (0.053)
------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                   $1.000       $1.000      $1.000      $1.000       $1.000      $1.000
========================================================================================================================
Total Return                                        0.24%(4)     1.03%       1.65%       3.12%        6.46%       5.43%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $369,129     $332,147    $292,913    $249,044     $252,502    $135,708

Ratio of Expenses to Average Net Assets             0.15%(5)     0.15%       0.15%       0.15%        0.15%       0.15%

Ratio of Expenses to Average Net Assets
  Before Fee Waivers                                0.23%(5)     0.21%       0.22%       0.23%        0.24%       0.25%

Ratio of Net Investment Income to Average
 Net Assets                                         0.97%(5)     1.02%       1.57%       3.07%        6.24%       5.34%

Ratio of Net Investment Income to Average
  Net Assets Before Fee Waivers                     0.89%(5)     0.96%       1.50%       2.99%        6.15%       5.24%
------------------------------------------------------------------------------------------------------------------------



CCRF FEDERAL PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                     APRIL 1, 2004        MAY 19, 2003(3)
                                                                        THROUGH               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                        JUNE 30, 2004         MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $1.000               $1.000
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                   0.002                0.008
-----------------------------------------------------------------------------------------------------------
   Total From Operations                                                   0.002                0.008
-----------------------------------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
   Net Investment Income                                                  (0.002)              (0.008)
-----------------------------------------------------------------------------------------------------------
   Total Distributions                                                    (0.002)              (0.008)
-----------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                          $1.000               $1.000
===========================================================================================================
Total Return                                                               0.22%(4)             0.83%(4)
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $ 59,908             $106,749

Ratio of Expenses to Average Net Assets                                    0.14%(5)             0.13%(5)

Ratio of Expenses to Average Net Assets Before Fee Waivers                 0.32%(5)             0.25%(5)

Ratio of Net Investment Income to Average Net Assets                       0.88%(5)             0.95%(5)

Ratio of Net Investment Income to Average Net Assets
  Before Fee Waivers                                                       0.70%(5)             0.83%(5)
===========================================================================================================

(3) Date of commencement of operations.

(4) Not annualized.

(5) Annualized.

The accompanying notes are an integral part of these financial statements.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 8

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ORGANIZATION


A. The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986. The Fund currently offers two separate investment portfolios (each a "Portfolio" and collectively, the "Portfolios"). Both the Commonwealth Cash Reserve Fund ("CCRF Prime Portfolio" or "Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. The Prime Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry. The Federal Portfolio invests only in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Federal Portfolio commenced operations on May 19, 2003.

    On June 18, 2004, the Fund's Board of Directors approved changing the fiscal year-end of the Fund's Portfolios from March 31 to June 30, effective June 30, 2004.


SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

B. The following significant accounting policies of the Portfolios are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

    1. Securities held are stated at amortized cost, which approximates fair value at June 30, 2004. It is each Portfolio's policy to compare amortized cost and fair value of securities weekly and as of the last business day of each month.

    2. Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

    3. Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each participant's account by the purchase of additional shares of the respective Portfolio on the last day of each month.

    4. Each Portfolio invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    5. Each Portfolio intends to qualify or to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2004, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Portfolios are considered ordinary income for federal income tax purposes.


                                          --------------------------------------
                                          CCRF Annual Report ~ June 30, 2004 | 9

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEES AND CHARGES

C. PFM Asset Management LLC, a registered investment advisor under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. Prior to July 31, 2002, Public Financial Management, Inc. served as investment adviser, administrator and transfer agent to the Prime Portfolio. On July 31, 2002, the Fund entered into agreements with PFM Asset Management LLC ("PFM") to provide investment advisory, administration, and transfer agent services to the Prime Portfolio, pursuant to separate agreements with the Fund. On May 5, 2003, the Fund entered into agreements with PFM to provide investment advisory, administration, and transfer agent service to the Federal Portfolio, pursuant to separate agreements with the Fund. Fees for investment advisory services provided to the Portfolios are calculated at an annual rate of .12% of the average daily net assets of each Portfolio up to $200 million, .10% on the next $200 million, .09% on the next $200 million and .08% on such assets in excess of $600 million. Fees for administration services are calculated at an annual rate of .05% of each Portfolio's average daily net assets. Fees for transfer agent services are limited to out-of-pocket expenses attributable to the performance of duties under the transfer agency agreements.

    There were no transfer agent fees charged to the Portfolios by PFM during the three-month period ended June 30, 2004. PFM voluntarily waived $59,000 of fees under the Prime Portfolio advisory and administration agreements so that the aggregate operating expenses of the Prime Portfolio would not exceed .15% (on an annualized basis) of the Portfolio's average net assets for the three-month period ended June 30, 2004. Fees paid to PFM after such waivers represented .09% (on an annualized basis) of the Prime Portfolio's average net assets for the three-month period ended June 30, 2004. PFM has agreed to contractually limit the expenses of the Federal Portfolio so that the aggregate operating expenses of the Federal Portfolio would not exceed .15% (on an annualized basis) of the Portfolio's average net assets through January 27, 2005. As a result of this agreement and additional voluntary waivers, PFM waived $25,000 of fees under the Federal Portfolio advisory and administration agreements to minimize the operating expenses of the Federal Portfolio for the three-month period ended June 30, 2004. Fees paid to PFM, after such waivers represented 0% of the Federal Portfolio's average net assets on an annualized basis for the three-month period ended June 30, 2004.

    The Fund has adopted an Amended and Restated Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, which permits the Fund to bear certain expenses in connection with the distribution of its shares, provided the requirements of the Rule are met. Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to a distribution agreement with the Fund. The President of the Fund is the President and sole shareholder of the Distributor. The Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Fund shares, in an amount not to exceed .25% of the Fund's average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the three-month period ended June 30, 2004, total expenses incurred by the Prime Portfolio to the Distributor under the Plan were approximately $7,600, after waiving fees of $3,800. For the three-month period ended June 30, 2004, total expenses incurred by the Federal Portfolio to the Distributor under the Plan were approximately $1,400, after waiving fees of $700.

    During the three-month period ended June 30, 2004, the Fund incurred approximately $10,000 of legal expenses for services of a law firm of which the Secretary of the Fund is a Partner.

    The Fund has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund's management believes the likelihood of a claim being made is remote.


                                         ---------------------------------------
                                         CCRF Annual Report ~ June 30, 2004 | 10

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

GOVERNMENTAL ACCOUNTING STANDARDS

D. Under Governmental Accounting Standards ("GAS"), state and local governments and other municipal entities are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its June 30, 2004 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.

--------------------------------------------------------------------------------

THE FUND'S BOARD OF DIRECTORS
(Unaudited)

Each member of the Board of Directors of the Fund was elected by the Fund's shareholders. Under the Fund's amended and restated bylaws, each of the Fund's Directors will hold office until his successor is elected and qualified or until earlier resignation or removal. Vacancies of the Board of Directors may be filled by the remaining Board members until the next shareholders' meeting, subject to restrictions described in the Fund's Prospectus and Statement of Additional Information.


OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Fund's Officers, as well as those Directors who are affiliated with the Fund's investment advisor or principal underwriter and are therefore "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 as of June 30, 2004:


----------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH FUND;
NAME                            (NUMBER OF PORTFOLIOS IN      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                         FUND COMPLEX OVERSEEN BY      YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER
BIRTHDATE (SERVED SINCE)        DIRECTOR)                     AND/OR DIRECTOR)
----------------------------------------------------------------------------------------------------------------
JEFFREY A. LAINE                Director, President &         President, Commonwealth Financial Group, Inc.,
38 Cohasset Lane                Treasurer;                    (the Fund's Distributor) 1994-present; President,
Cherry Hill, NJ 08003           (2)                           Laine Financial Group, Inc., (an investment
Birthdate: 10/26/57 (1986)                                    advisory firm) 1992-present; (0)

----------------------------------------------------------------------------------------------------------------
MARTIN P. MARGOLIS              Director, Vice President;     President, PFM Asset Management LLC (the Fund's
One Keystone Plaza              (2)                           investment adviser) 2001-present; Managing
North Front & Market Streets                                  Director, Public Financial Management, Inc., (an
Harrisburg, PA 17101                                          investment advisory firm) 1986-present; (0)
Birthdate: 7/22/44 (1996)

----------------------------------------------------------------------------------------------------------------
ARTHUR E. ANDERSON II           Secretary;                    Mr. Anderson has been a partner of the law firm
One James Center                (2)                           McGuire Woods LLP for more than the last five
901 E. Cary St.                                               years; (0)
Richmond, VA 23219
Birthdate: 3/18/59 (1994)

----------------------------------------------------------------------------------------------------------------


                                         ---------------------------------------
                                         CCRF Annual Report ~ June 30, 2004 | 11

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
THE FUND'S BOARD OF DIRECTORS (CONTINUED)
(Unaudited)

INDEPENDENT DIRECTORS. The following table sets forth certain information about those Directors of the Fund who are not "interested persons" as that term is defined in the Investment Company Act of 1940 ("Independent Directors") as of June 30, 2004:

-------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH FUND;
NAME                             (NUMBER OF PORTFOLIOS IN      PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                          FUND COMPLEX OVERSEEN BY      YEARS; (OTHER DIRECTORSHIPS HELD BY OFFICER AND/OR
BIRTHDATE (SERVED SINCE)         DIRECTOR)                     DIRECTOR)
-------------------------------------------------------------------------------------------------------------------
GILES DODD                       Director;                     Director of Finance, City of Greenville, South
921 Lindsley Drive               (2)                           Carolina, 1993-1996; Retired Director of
Virginia Beach, VA 23454                                       Finance/Assistant City Manager, City of Virginia
Birthdate: 12/2/26 (1996)                                      Beach; Past President Virginia Government Finance
                                                               Officers Association; (0)
-------------------------------------------------------------------------------------------------------------------
ROBERT J. FAGG, JR.              Director;                     Retired Director of the Annual Giving Program,
1605 Westcastle Drive            (2)                           Virginia Commonwealth University, 1981-1998; (0)
Richmond, VA 23233
Birthdate: 7/24/40 (1986)
-------------------------------------------------------------------------------------------------------------------
ROBERT R. SEDIVY                 Director;                     Vice President-Finance and Treasurer, Collegiate
3804 Wellesley Terrace Circle    (2)                           School, Richmond, Virginia, 1988-present; Past
Richmond, VA 23233                                             President Virginia Association of Independent
Birthdate: 7/3/46 (1996)                                       Schools, Financial Officers Group; (0)
-------------------------------------------------------------------------------------------------------------------

ADVISORY BOARD. The Board of Directors of the Fund has appointed an Advisory Board to provide consultation and advice to the Fund from time to time. The following table sets forth certain information about those individuals serving on the Advisory Board as of June 30, 2004:

--------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH FUND;
NAME                            (NUMBER OF PORTFOLIOS IN FUND   PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE
ADDRESS                         COMPLEX OVERSEEN BY ADVISORY    YEARS; (OTHER DIRECTORSHIPS HELD BY ADVISORY BOARD
BIRTHDATE (SERVED SINCE)        BOARD MEMBER)                   MEMBER)
--------------------------------------------------------------------------------------------------------------------
LARRY W. DAVENPORT              Advisory Board Member; (2)      Director of Finance, Southeastern Public Service
1944 Ravencroft Lane                                            Authority, Virginia, 1998-present; Financial
Virginia Beach, VA 23454                                        Analyst, City of Virginia Beach, Virginia,
Birthdate: 12/1/46 (1995)                                       1998-present; (0)
--------------------------------------------------------------------------------------------------------------------
DENNIS W. KERNS                 Advisory Board Member; (2)      County Administrator, King George County,
10459 Court House Drive                                         2001-present; Director of Finance, Culpeper County,
Suite 200                                                       1997-2001; Past President Virginia Government
King George, VA 22485                                           Finance Officers Group; (0)
Birthdate: 4/28/37 (1996)
--------------------------------------------------------------------------------------------------------------------
CHRISTOPHER MARTINO             Advisory Board Member; (2)      Director of Finance, Prince William County,
1 County Complex Ct.                                            Virginia, February 1996-present; (0)
Prince William, VA 22192
Birthdate: 11/5/56 (1996)
--------------------------------------------------------------------------------------------------------------------
ROGER W. MITCHELL, JR.          Advisory Board Member; (2)      Director of Finance/Treasurer, Town of Culpeper,
9461 Jamesons Mill Rd.                                          Virginia, 1991-2004; (0)
Culpeper, VA 22701
Birthdate: 7/29/60 (1994)
--------------------------------------------------------------------------------------------------------------------
CLARENCE A. ROBINSON            Advisory Board Member; (2)      Director of Fiscal Affairs, City of
1401 Prince Edward St.                                          Fredericksburg, 1986-present; (0)
Fredericksburg, VA 22401
Birthdate: 2/14/48 (1998)
--------------------------------------------------------------------------------------------------------------------

                                         ---------------------------------------
                                         CCRF Annual Report ~ June 30, 2004 | 12

COMMONWEALTH CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
THE FUND'S BOARD OF DIRECTORS (CONTINUED)
(Unaudited)

The Fund does not pay fees to Directors who are "interested persons" or to any of the Fund's officers. No officer of the Fund received any remuneration as an officer or employee of the Fund during the three-month period ended June 30, 2004, nor does the Fund intend to pay any remuneration to any officer during the coming fiscal year. Directors who are not "interested persons" of the Fund receive from the Fund an annual retainer of $1,000 plus $250 per meeting attended. For the three-month period ended June 30, 2004, such fees totaled $1,500. The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director. Advisory Board Members receive no compensation from the Fund.

The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Fund and, as appropriate, the internal controls of certain service providers to the Fund; oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; act as a liaison between the Fund's independent auditors and the full Board; and undertake such other functions at the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee has met three times during the three-month period ended June 30, 2004.

For further information on payments made to officers of the Fund for services performed, refer to Note C of the financial statements.

--------------------------------------------------------------------------------

The Fund's Statement of Additional Information (SAI) includes additional information about the Officers, Directors and Advisory Board Members, and is available, without charge, upon request by calling (800) 338-3383.


                                         ---------------------------------------
                                         CCRF Annual Report ~ June 30, 2004 | 13

[LOGO] COMMONWEALTH
-------------------
CASH RESERVE FUND




INVESTMENT ADVISER
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


CUSTODIAN
     State Street Bank & Trust Company
     125 Sunnynoll Court, Suite 200
     Winston-Salem, NC 27106

ADMINISTRATOR AND TRANSFER AGENT
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

DISTRIBUTOR
     Commonwealth Financial Group, Inc.
     38 Cohasset Lane
     Cherry Hill, New Jersey 08003

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
     Ernst & Young LLP
     Two Commerce Square, Suite 4000
     2001 Market Street
     Philadelphia, Pennsylvania 19103

CO-COUNSEL
     McGuireWoods LLP                         This report is not authorized for
     One James Center                         distribution to prospective
     901 E. Cary Street                       investors unless preceded or
     Richmond, Virginia 23219                 accompanied by a current
                                              prospectus. The prospectus can be
     Schulte Roth & Zabel LLP                 obtained from the Fund's
     919 Third Avenue                         Distributor. The prospectus
     New York, New York 10022                 provides more complete information
                                              including charges and expenses.
                                              Please read it carefully before
                                              investing.

ITEM 2. CODE OF ETHICS.

AS OF THE END OF THE REPORTING PERIOD, THE REGISTRANT HAD ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. A COPY OF THIS CODE OF ETHICS IS ATTACHED AS
EXHIBIT 11(a)(1).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE REGISTRANT'S BOARD OF DIRECTORS BELIEVES THAT THE MEMBERS OF THE AUDIT COMMITTEE ARE FINANCIALLY LITERATE AND HAVE THE FINANCIAL KNOWLEDGE AND EXPERTISE NECESSARY TO UNDERSTAND THE FINANCIAL STATEMENTS AND OPERATIONS OF A REGISTERED INVESTMENT COMPANY THAT INVESTS EXCLUSIVELY IN SECURITIES ELIGIBLE FOR PURCHASE UNDER RULE 2A-7 OF THE INVESTMENT COMPANY ACT OF 1940. IN ADDITION, EACH OF THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE HAS SERVED IN SUCH CAPACITY FOR AT LEAST THE LAST EIGHT YEARS AND ARE FAMILIAR WITH THE OPERATIONS OF A MONEY MARKET FUND.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

THIS ITEM REQUIRES LISTING THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT BY TYPE OF SERVICE. DUE TO THE CHANGE IN THE REGISTRANT'S FISCAL YEAR-END, THE CURRENT ANNUAL REPORT IS AN ABBREVIATED THREE-MONTH PERIOD. THEREFORE, IN ORDER TO ENSURE THAT THE INFORATION FILED IS NOT MISLEADING, THE REGISTRANT HAS ELECTED TO INCLUDE THE AGGREGATE FEES BILLED IN EACH OF THE LAST THREE FISCAL YEARS BY THE REGISTRANTS PRINCIPAL ACCOUNTANT BY TYPE OF SERVICE, WERE AS FOLLOWS:

                                  FISCAL YEAR      FISCAL YEAR      FISCAL YEAR
                                    ENDED            ENDED             ENDED
                                   6/30/04          3/31/04           3/31/03
                                   -------          -------           -------

(a)  AUDIT FEES:                  $ 19,000          $ 25,600          $ 12,000

(b) AUDIT-RELATED FEES:           $      0          $      0          $      0

(c) TAX FEES:                     $      0          $      0          $      0

(d) ALL OTHER FEES:               $      0          $      0          $      0

(e) (1) THE REGISTRANT'S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER WHICH WAS APPROVED BY THE REGISTRANT'S BOARD OF DIRECTORS ON JULY 31, 2003. INCLUDED IN THE REGISTRANT'S AUDIT COMMITTEE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER "PERMISSIBLE NON-AUDIT SERVICES" (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) REGULATION S-X) TO THE REGISTRANT. THE AUDIT COMMITTEE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT'S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR'S INDEPENDENCE.

THE REGISTRANT'S AUDIT COMMITTEE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

      (1) WITH RESPECT TO THE REGISTRANT, THE AGGREGAGE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF FEES PAID TO THE AUDITOR BY THE CORPORATION DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

      (2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE CORPORATION, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF FEES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

      (3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

      (4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE COMMITTEE.

(e) (2) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED

(f) NOT APPLIACBLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT'S PRINCIPAL ACCOUNTANT'S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE EXCHANGE ACT.


ITEM 6. SCHEDULE OF INVESTMENTS

NOT APPLICABLE; THE REGISTRANT'S SCHEDULES OF INVESTMENTS WERE INCLUDED IN THE ANNUAL REPORT TO SHAREHOLDERS WHICH WAS INCLUDED IN ITEM 1 OF THIS FILING.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.

ITEM 10. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30A-2(C) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.


ITEM 11. EXHIBITS.

(a) (1) THE REGISTRANTS CODE OF ETHICS THAT WAS FORMALLY ADOPTED ON APRIL 27, 2004 IS ATTACHED AS EXHIBIT 11(a)(1).

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2 OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 11(a)(2).

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30A-2(B) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 11(a)(2).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth Cash Reserve Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                 Jeffrey A. Laine, President

Date    8/30/2004
    --------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                 Jeffrey A. Laine, President


Date  8/30/2004
    --------------

By (Signature and Title)*    /s/ Jeffrey A. Laine
                         -------------------------------------------------------
                                 Jeffrey A. Laine, Treasurer


Date  8/30/2004
    --------------


* Print the name and title of each signing officer under his or her signature.